Credit impairment (release)/charge - Charges, recoveries and reimbursements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Charges	£ (536)	£ 3,745	£ 1,275
Recoveries and reimbursements	259	(368)	(73)
Income statement charge for the year	(277)	3,377	1,202
Gain on recovery of loans and advances previously written off	31	4
Provision for undrawn contractually committed facilities and guarantees provided
Disclosure of impairment loss and reversal of impairment loss [line items]
Provision for undrawn contractually committed facilities and guarantees provided, recoveries and reimbursements, impairment charges	(257)	547	55
Provision for undrawn contractually committed facilities and guarantees provided, recoveries and reimbursements	0	0	0
Income statement charge for the year	(257)	547	55
Financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements		(364)
Gain on recovery of loans and advances previously written off		4
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Income statement charge for the year	290	364
Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan impairment, impairment charges	(521)	3,607	1,269
Loans impairment, recoveries and reimbursements	259	(368)	(73)
Income statement charge for the year	(262)	3,239	1,196
Financial instruments at fair value through OCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Charges	(6)	0	0
Recoveries and reimbursements	0	0	0
Income statement charge for the year	(6)	0	0
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans and advances, impairment charges	264	(3,060)	(1,214)
Loans and advances, recoveries and reimbursements	259	(368)	(73)
Income statement charge for the year	(5)	2,692	1,141
Cash collateral and settlement balances
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Charges	(4)	2	1
Recoveries and reimbursements	0	0	0
Income statement charge for the year	(4)	2	1
Other financial assets measured at cost | Financial assets at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Charges	(5)	136	5
Recoveries and reimbursements	0	0	0
Income statement charge for the year	£ (5)	£ 136	£ 5